RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Transactions with Related Parties
	Years ended December 31,
Transactions	2014	2015	2016
	RMB	RMB	RMB
Repayments to Executive Principal of Ambow Research Center (Note i)	-	(3,960)	-
Loan to/(collection from) A, a member of management team of the Company (Note ii)	2,770	(1,670)	-
Borrowing from/(repaid to) A, a member of management team of the Company (Note iii)	500	(1,350)	-
Loan to/(collection from) a member of management team of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. (“Century Zhisheng”) (Note ii)	10	199	(24)
Loan to Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by a member of management team of Century Zhisheng (Note iv)	-	138	-
Borrowing from a member of management team of Century Zhisheng (iii)	3,143	1,089	-
Borrowing from Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center (Note iv)	3,430	-	-
Loan to B, a member of management team of the Company (Note ii)	-	400	-

Note (i) Due to the shortage of working capital, the Company borrowed funds from one management personnel. The borrowing of RMB 2,000 from the management personnel was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowings of RMB 3,960 were repaid to the management personnel in the year ended December 31, 2015.

Note (ii) The loans were to management for operation purpose.

Note (iii) The borrowings were made from management for operation purpose. The borrowings of RMB 3,143 and 1,089 from a member of management team of Century Zhisheng in 2014 and 2015 were noninterest bearing. The borrowings of RMB 500 from A, a member of management team of the Company in year 2014 were bearing interest at 10% per annum, and fully repaid in 2015.

Note (iv) The loans to and/or borrowings from entities controlled by of management were made for operation purpose without interest bearing and maturity date.

Schedule of Balances with Related Parties
	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2015	2016	2015	2016
	RMB	RMB	RMB	RMB
A, a member of management team of the Company (Note 23 a (ii) & (iii))	1,100	1,100	-	-
A member of management team of Century Zhisheng (Note 23 a (ii))	209	185	4,232	4,232
Entity controlled by a member of management team of Century Zhisheng - Suzhou Chengpingheng Software Engineering Co., Ltd (Note 23a (iv))	138	138	-	-
Entity controlled by Executive Principal of Ambow Research Center - Shandong Shichuang Software Engineering Co., Ltd. (Note 23 a (iv))	-	-	3,430	3,430
B, a member of management team of the Company (Note 23 a (ii))	400	400	-	-
	1,847	1,823	7,662	7,662